Acquisition consideration payable	6 Months Ended
Mar. 31, 2025
Acquisition consideration payable
Acquisition consideration payable

Note 9 – Acquisition consideration payable

On February 28, 2025, Farmmi International Limited (“Farmmi International” or the “Buyer”), a wholly-owned subsidiary of Farmmi, Inc. (the “Company”), entered into an equity transfer agreement with Malong Limited, a Hong Kong company (the “Seller”) to acquire a 45% equity of Ewayforest Group Limited (the “Target”), a Hong Kong company and a wholly owned subsidiary of the Seller. The Target owns 100% of the equity of Lishui Ganglisen Enterprise Management Co., Ltd, a Chinese company, which in turn owns 100% of the equity of Lishui Senbo Forestry Co., Ltd, a Chinese company (“Senbo Forestry”). Senbo Forestry is engaged in forestry management, improvement, planting and product sales. The Target had an appraised value of approximately RMB1.6 billion (approximately $220.2 million) as of December 31, 2024 based on an asset appraisal report issued by an independent third party appraisal firm.

Pursuant to the agreement, Farmmi International would pay a total purchase price of RMB723,324,150 ($99,676,733) for 45% of the Target’s equity (the “Equity”). The parties agreed that the Buyer would pay $35 million in cash and $35 million in the form of accounts receivable by March 31, 2025, with the remaining purchase price of $29,085,500 to be settled by September 2025. The parties further agreed the date on which the Seller receives the first installment of the purchase price shall be deemed the closing date of the transaction. Within one month after receiving the first installment of the purchase price, the Seller shall complete the procedures for amending the Target’s articles of association and transferring the Equity. The Target is also required to have a two-member board of directors with one director appointed by each of the Buyer and the Seller. The agreement contains customary representations, warranties and covenants of the Buyer and the Seller, and is subject to certain customary closing conditions.

As of March 31, 2025, Farmmi International paid $15 million in cash and $35 million in the form of accounts receivable with an outstanding of $20 million in cash and the remaining purchase price of $29,085,500 to be settled by September 2025.